Defined Benefit Plans - Summary of Estimated Approximate Effects on Defined Benefit Obligation (Detail) - United States [member] - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (47)	€ (50)
Decrease in actuarial assumptions	53	54
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(205)	(222)
Decrease in actuarial assumptions	250	277
Finance actuarial assumption on salary increase rate by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	5	4
Decrease in actuarial assumptions	(4)	(3)
Financial actuarial assumptions of health care trend rates by 100 bps variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	10	10
Decrease in actuarial assumptions	€ (9)	€ (9)